VIRTUS Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—10.4%
U.S. Treasury Bond 3.625%, 5/15/53	$1,961	$ 1,623
U.S. Treasury Notes
2.500%, 1/31/24	2,400	2,377
3.625%, 5/31/28	1,323	1,268
Total U.S. Government Securities (Identified Cost $5,412)		5,268

Corporate Bonds and Notes—87.6%
Communication Services—1.2%
AT&T, Inc. 3.550%, 9/15/55	960	588
Consumer Discretionary—3.1%
General Motors Financial Co., Inc. 5.850%, 4/6/30	539	516
Hyatt Hotels Corp. 1.800%, 10/1/24	1,116	1,071
		1,587

Consumer Staples—8.0%
Kimberly-Clark Corp. 4.500%, 2/16/33	1,173	1,111
Mars, Inc. 144A 2.450%, 7/16/50(1)	1,035	561
PepsiCo, Inc. 4.650%, 2/15/53	1,317	1,170
Philip Morris International, Inc. 5.375%, 2/15/33	1,298	1,230
		4,072

Energy—7.8%
Boardwalk Pipelines LP 4.450%, 7/15/27	651	613
Enterprise Products Operating LLC 4.200%, 1/31/50	1,468	1,132
Pioneer Natural Resources Co. 1.900%, 8/15/30	998	783
Targa Resources Corp. 4.200%, 2/1/33	796	677
Williams Cos., Inc. (The) 3.500%, 10/15/51	1,176	750
		3,955

Financials—45.2%
AerCap Ireland Capital DAC 3.000%, 10/29/28	603	517
Bank of America Corp. 2.572%, 10/20/32	1,604	1,232
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	1,080	1,049
BMW U.S. Capital LLC 144A 1.950%, 8/12/31(1)	1,610	1,252
	Par Value	Value

Financials—continued
BP Capital Markets America, Inc. 4.812%, 2/13/33	$1,310	$ 1,226
BPCE S.A. 144A 5.748%, 7/19/33(1)	1,203	1,129
Charles Schwab Corp. (The)
5.643%, 5/19/29	440	431
5.853%, 5/19/34	480	456
Daimler Truck Finance North America LLC
144A 1.625%, 12/13/24(1)	650	618
144A 2.500%, 12/14/31(1)	615	480
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	1,467	1,284
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	700	600
Hyundai Capital America 144A 2.000%, 6/15/28(1)	1,539	1,278
John Deere Capital Corp. 5.150%, 3/3/25	519	518
JPMorgan Chase & Co. 1.578%, 4/22/27	1,441	1,286
Morgan Stanley
0.791%, 1/22/25	795	780
1.593%, 5/4/27	586	522
NatWest Group plc 1.642%, 6/14/27	1,350	1,192
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	1,306	1,213
Pricoa Global Funding I 144A 1.200%, 9/1/26(1)	1,052	928
Shell International Finance B.V. 2.500%, 9/12/26	1,278	1,184
U.S. Bancorp 5.727%, 10/21/26	410	407
UBS Group AG 144A 4.751%, 5/12/28(1)	1,372	1,296
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 4/15/29	505	501
2020-1, B 4.875%, 7/15/27	740	717
Wells Fargo & Co. 3.526%, 3/24/28	998	917
		23,013

Health Care—4.8%
AbbVie, Inc. 4.250%, 11/21/49	1,550	1,227
Amgen, Inc.
5.250%, 3/2/33	766	732
5.650%, 3/2/53	509	477
		2,436

Industrials—3.0%
Ingersoll Rand, Inc. 5.700%, 8/14/33	403	389
	Par Value	Value

Industrials—continued
United Parcel Service, Inc. 5.050%, 3/3/53	$1,243	$ 1,139
		1,528

Information Technology—2.6%
Dell International LLC 144A 3.450%, 12/15/51(1)	1,340	835
Veralto Corp. 144A 5.450%, 9/18/33(1)	507	490
		1,325

Materials—4.8%
Air Products & Chemicals, Inc. 4.800%, 3/3/33	1,266	1,215
Newmont Corp. 6.250%, 10/1/39	1,220	1,217
		2,432

Real Estate—4.2%
Crown Castle, Inc. 5.000%, 1/11/28	1,169	1,129
Tanger Properties LP 2.750%, 9/1/31	1,392	1,004
		2,133

Utilities—2.9%
Boardwalk Pipelines LP 3.400%, 2/15/31	765	635
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	1,379	864
		1,499

Total Corporate Bonds and Notes (Identified Cost $49,396)		44,568

Total Long-Term Investments—98.0% (Identified Cost $54,808)		49,836

TOTAL INVESTMENTS—98.0% (Identified Cost $54,808)		$49,836
Other assets and liabilities, net—2.0%		1,026
NET ASSETS—100.0%		$50,862

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $8,867 or 17.4% of net assets.

See Notes to Schedule of Investments

VIRTUS Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Country Weightings†
United States	87%
Switzerland	3
Singapore	3
United Kingdom	2
Netherlands	2
France	2
Ireland	1
Total	100%
† % of total investments as of September 30, 2023.
Centrally cleared credit default swaps - buy protection(1) outstanding as of September 30, 2023 were as follows:
Reference Entity	Payment Frequency	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.HY.CDSI.S40	Quarterly	5.000%	06/20/28	$(2,728)	$(47)	$(71)	$24	$—
Total					$(47)	$(71)	$24	$—

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$44,568	$44,568
U.S. Government Securities	5,268	5,268
Total Assets	49,836	49,836
Liabilities:
Other Financial Instruments:
Centrally Cleared Credit Default Swaps	(47)	(47)
Total Liabilities	(47)	(47)
Total Investments	$49,789	$49,789
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at September 30, 2023 .
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS Seix Corporate Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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